Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
15.	Leases
The Group leases office space, offline stores, apartments and certain equipment under operating leases for terms ranging from short-term (under 12 months) to 16 years. The Group has options to extend or terminate leases, but the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants, and the Group does not have any financing leases.
Supplemental balance sheet information related to the leases are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
ROU assets	554,061	433,617
Operating lease liabilities—current	80,868	57,224
Operating lease liabilities—non-current	689,259	591,995
Weighted-average remaining lease term	9.99	10.40
Weight-average discount rate	4.89%	4.89%
The components of lease costs of these operating leases for the years ended December 31, 2023 and 2024 are as follow:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Operating lease cost for fixed payments	147,260	102,472
Short-term lease costs	61,487	75,356
Variable lease costs	52,442	49,540

Total Lease costs	261,189	227,368

The following table provides supplemental cash flow information related to leases:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	165,828	109,552
The following table provides the maturities of lease liabilities on December 31, 2024:

Maturities of lease liabilities on December 31, 2024	Operating leases
2025	86,876
2026	70,340
2027	63,502
2028	78,147
2029	81,141
2030 and thereafter	465,432

Total future undiscounted lease payments	845,438
Less: imputed interest	196,219

Total present value of lease liabilities	649,219

For the years ended December 31, 2022, 2023 and 2024, nil, RMB135,657 and nil impairment loss was recorded in general and administrative expenses related to ROU assets of city outlets.
Lessor arrangement - Operating lease:
The Group generates lease income from Shan Shan Outlets and warehouses. The variable lease payments related to Shan Shan Outlets are determined based on the lessee’s sales amounts and a rate specified in the lease contract. The Group’s lease arrangements do not include options for the lessee to purchase the underlying assets or to extend or terminate the lease. Additionally, the Group’s agreements typically include clauses that may restrict the use of the asset or require specific actions by the lessee to ensure proper maintenance of the asset for its continued performance.
As of December 31, 2024, the undiscounted minimum lease payments expected to be received over the remaining lease terms are as follows: RMB581.5 million for 2025, RMB235.5 million for 2026, and RMB369.3 million for 2027 and thereafter.